Share-Based Payments - Summary of Details of Share Based Payment Arrangement SO (Detail)																																					12 Months Ended
	Dec. 17, 2018 EUR (€) € / shares	Dec. 12, 2018 EUR (€) € / shares	Nov. 29, 2018 EUR (€) € / shares	Nov. 15, 2018 EUR (€) € / shares	Oct. 15, 2018 EUR (€) € / shares	Sep. 17, 2018 EUR (€) € / shares	Aug. 15, 2018 EUR (€) € / shares	Jul. 16, 2018 EUR (€) € / shares	Jun. 22, 2018 EUR (€) € / shares	Jun. 15, 2018 EUR (€) € / shares	Jun. 09, 2018 EUR (€) € / shares	May 15, 2018 EUR (€) € / shares	Apr. 16, 2018 EUR (€) € / shares	Apr. 15, 2018	Jan. 15, 2018 EUR (€) € / shares	Dec. 05, 2017 EUR (€) € / shares	Sep. 15, 2017 EUR (€) € / shares	Jul. 17, 2017 EUR (€) € / shares	Jun. 15, 2017 EUR (€) € / shares	Apr. 18, 2017 EUR (€) € / shares	Mar. 15, 2017 EUR (€) € / shares	Jan. 16, 2017 EUR (€) € / shares	Dec. 15, 2016 EUR (€) € / shares	Dec. 09, 2016 EUR (€) € / shares	Nov. 15, 2016 EUR (€) € / shares	Oct. 17, 2016 EUR (€) € / shares	Sep. 15, 2016 EUR (€) € / shares	Aug. 01, 2016 EUR (€) € / shares	Jun. 21, 2016 EUR (€) € / shares	May 02, 2016 EUR (€) € / shares	Apr. 21, 2016 EUR (€) € / shares	Jan. 04, 2016 EUR (€) € / shares	Nov. 19, 2015 EUR (€) € / shares	Jun. 23, 2015 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Sep. 18, 2013 EUR (€) € / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted										23,600		16,500		16,500
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																																					824,200	998,500	359,060
Grant Date 9/18/2013 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																				4 years
Plan expiration date																																				09/18/2023
Number of options granted																																				518,000
Share entitlement per SO																																				€ 1
Exercise price | €																																				€ 7.57
Grant Date 9/18/2013 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																				€ 7.90
Expected volatility																																				40.00%
Average life of SO																																				7
Discount rate																																				1.72%
Expected dividends																																				0.00%
Fair value per SO																																				€ 3.57
Date of Grant 6/3/2014 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																			2 years
Plan expiration date																																			06/03/2024
Number of options granted																																			75,000
Share entitlement per SO																																			€ 1
Exercise price | €																																			€ 19.01
Date of Grant 6/3/2014 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																			€ 19.01
Expected volatility																																			40.00%
Average life of SO																																			6
Discount rate																																			0.89%
Expected dividends																																			0.00%
Fair value per SO																																			€ 7.46
Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																		06/23/2025
Number of options granted																																		120,000
Share entitlement per SO																																		€ 1
Exercise price | €																																		€ 48.90
Grant Date 6/23/2015 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																		€ 48.90
Expected volatility																																		51.00%
Average life of SO																																		7
Discount rate																																		0.89%
Expected dividends																																		0.00%
Fair value per SO																																		€ 25.28
Date of Grant 11/19/2015 [member] | Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																							10 years						10 years								10 years
Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																	11/19/2025
Number of options granted																																	195,000
Share entitlement per SO																																	€ 1
Exercise price | €																																	€ 66.06
Date of Grant 11/19/2015 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																	€ 66.06
Expected volatility																																	51.00%
Average life of SO																																	7
Discount rate																																	0.81%
Expected dividends																																	0.00%
Fair value per SO																																	€ 34.05
Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																																01/04/2026
Number of options granted																																75,000
Share entitlement per SO																																€ 1
Exercise price | €																																€ 65.68
Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																																€ 65.68
Discount rate																																0.39%
Expected dividends																																0.00%
Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																															04/21/2026
Number of options granted																															33,000
Share entitlement per SO																															€ 1
Exercise price | €																															€ 62.82
Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																															€ 62.82
Discount rate																															0.04%
Expected dividends																															0.00%
Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																														05/02/2026
Number of options granted																														22,000
Share entitlement per SO																														€ 1
Exercise price | €																														€ 59.04
Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																														€ 58.62
Discount rate																														0.10%
Expected dividends																														0.00%
Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																													06/21/2026
Number of options granted																													110,000
Share entitlement per SO																													€ 1
Exercise price | €																													€ 53.96
Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																													€ 52.97
Discount rate																													(0.01%)
Expected dividends																													0.00%
Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																												08/01/2026
Number of options granted																												10,000
Share entitlement per SO																												€ 1
Exercise price | €																												€ 62.24
Grant Date 8/1/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																												€ 62.24
Discount rate																												(0.25%)
Expected dividends																												0.00%
Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																											09/15/2016
Number of options granted																											9,300
Share entitlement per SO																											€ 1
Exercise price | €																											€ 62.80
Grant Date 9/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																											€ 62.80
Discount rate																											(0.18%)
Expected dividends																											0.00%
Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																										10/17/2026
Number of options granted																										16,500
Share entitlement per SO																										€ 1
Exercise price | €																										€ 64.39
Grant Date 10/17/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																										€ 64.39
Expected dividends																										0.00%
Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																									11/15/2026
Number of options granted																									8,300
Share entitlement per SO																									€ 1
Exercise price | €																									€ 68.33
Grant Date 11/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																									€ 68.33
Expected dividends																									0.00%
Date of Grant 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																								12/09/2026
Number of options granted																								74,960
Share entitlement per SO																								€ 1
Exercise price | €																								€ 69.75
Date of Grant 12/9/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																								€ 69.75
Expected dividends																								0.00%
Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																							12/15/2026
Number of options granted																							1,100
Share entitlement per SO																							€ 1
Exercise price | €																							€ 69.35
Grant Date 12/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																							€ 69.35
Expected volatility																							40.44%
Expected dividends																							0.00%
Grant Date 6/22/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									1 year
Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date									06/22/2028
Number of options granted									50,000
Share entitlement per SO									€ 1
Exercise price | €									€ 37.22
Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €									€ 34.32
Expected volatility									45.85%
Expected dividends									0.00%
Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date								07/16/2028
Number of options granted								28,800
Share entitlement per SO								€ 1
Exercise price | €								€ 33.81
Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €								€ 32.16
Expected volatility								46.51%
Expected dividends								0.00%
Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date							15/08/2028
Number of options granted							33,500
Share entitlement per SO							€ 1
Exercise price | €							€ 32.90
Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €							€ 32.90
Expected volatility							46.67%
Expected dividends							0.00%
Grant Date 9/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date						09/17/2028
Number of options granted						80,900
Share entitlement per SO						€ 1
Exercise price | €						€ 40.94
Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €						€ 40.94
Expected volatility						46.92%
Expected dividends						0.00%
Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date					10/15/2028
Number of options granted					76,700
Share entitlement per SO					€ 1
Exercise price | €					€ 37.28
Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €					€ 31.74
Expected volatility					47.12%
Expected dividends					0.00%
Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date				11/15/2028
Number of options granted				26,000
Share entitlement per SO				€ 1
Exercise price | €				€ 32.57
Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €				€ 28.66
Expected volatility				47.44%
Expected dividends				0.00%
Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date	12/17/2028
Number of options granted	7,200
Share entitlement per SO	€ 1
Exercise price | €	€ 26.76
Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €	€ 26.76
Expected volatility	47.90%
Expected dividends	0.00%
Grant Date 6/9/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											1 year
Plan expiration date											09/06/2028
Number of options granted											65,000
Share entitlement per SO											€ 1
Exercise price | €											€ 36.96
Grant Date 6/9/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €											€ 36.96
Expected volatility											46.85%
Expected dividends											0.00%
Grant Date 11/29/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			11/29/2028
Number of options granted			350,000
Share entitlement per SO			€ 1
Exercise price | €			€ 30.02
Grant Date 11/29/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €			€ 27.44
Expected volatility			47.51%
Expected dividends			0.00%
Grant Date 12/12/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year
Plan expiration date		12/12/2028
Number of options granted		34,000
Share entitlement per SO		€ 1
Exercise price | €		€ 27.96
Grant Date 12/12/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €		€ 27.96
Expected volatility		47.87%
Expected dividends		0.00%
Date of Grant 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																						01/16/2027
Number of options granted																						19,100.000
Share entitlement per SO																						€ 1
Exercise price | €																						€ 66.11
Date of Grant 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																						€ 66.11
Expected volatility																						40.21%
Expected dividends																						0.00%
Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																					03/15/2027
Number of options granted																					7,200.000
Share entitlement per SO																					€ 1
Exercise price | €																					€ 66.25
Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																					€ 65.42
Expected volatility																					39.82%
Expected dividends																					0.00%
Date of Grant 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																				04/18/2027
Number of options granted																				16,500.000
Share entitlement per SO																				€ 1
Exercise price | €																				€ 60.77
Date of Grant 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																				€ 59.73
Expected volatility																				39.63%
Expected dividends																				0.00%
Date of Grant 06/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																			06/15/2027
Number of options granted																			126,000.000
Share entitlement per SO																			€ 1
Exercise price | €																			€ 59.05
Date of Grant 06/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																			€ 59.05
Expected volatility																			39.23%
Expected dividends																			0.00%
Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																			06/15/2027
Number of options granted																			111.600
Share entitlement per SO																			€ 1
Exercise price | €																			€ 60.54
Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																			€ 59.05
Expected volatility																			39.23%
Expected dividends																			0.00%
Date of Grant 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																		07/17/2027
Number of options granted																		30,900.000
Share entitlement per SO																		€ 1
Exercise price | €																		€ 71.61
Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																		€ 71.61
Expected volatility																		38.84%
Expected dividends																		0.00%
Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																	09/15/2027
Number of options granted																	52,600.000
Share entitlement per SO																	€ 1
Exercise price | €																	€ 74.22
Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																	€ 71.80
Expected volatility																	38.57%
Expected dividends																	0.00%
Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																12/05/2027
Number of options granted																625,200
Share entitlement per SO																€ 1
Exercise price | €																€ 39.00
Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																€ 35.73
Expected volatility																43.23%
Expected dividends																0.00%
Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date																12/15/2027
Number of options granted																8,300
Share entitlement per SO																€ 1
Exercise price | €																€ 38.18
Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €																€ 36.43
Expected volatility																43.13%
Expected dividends																0.00%
Grant Date 1/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date															01/15/2028
Number of options granted															15,500
Share entitlement per SO															€ 1
Exercise price | €															€ 43.60
Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €															€ 43.60
Expected volatility															45.57%
Expected dividends															0.00%
Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date													04/16/2028
Number of options granted													16,500
Share entitlement per SO													€ 1
Exercise price | €													€ 38.64
Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €													€ 38.64
Expected volatility													46.37%
Expected dividends													0.00%
Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date												05/15/2028
Number of options granted												16,500
Share entitlement per SO												€ 1
Exercise price | €												€ 40.84
Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €												€ 40.84
Expected volatility												46.15%
Expected dividends												0.00%
Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date										06/15/2028
Number of options granted										23,600
Share entitlement per SO										€ 1
Exercise price | €										€ 38.92
Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value | €										€ 35.48
Expected volatility										45.95%
Expected dividends										0.00%
Bottom of range [member] | Grant Date 9/18/2013 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																				4 years
Bottom of range [member] | Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																		1 year
Bottom of range [member] | Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																	1 year
Bottom of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																1 year
Bottom of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																49.30%
Average life of SO																																5
Fair value per SO																																€ 29.5
Bottom of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																															1 year
Bottom of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																															49.40%
Average life of SO																															5
Fair value per SO																															€ 28.3
Bottom of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																														1 year
Bottom of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																														49.30%
Average life of SO																														5
Fair value per SO																														€ 26.4
Bottom of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																													1 year
Bottom of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																													49.10%
Average life of SO																													5
Fair value per SO																													€ 23.4
Bottom of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																												1 year
Bottom of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																												48.80%
Average life of SO																												5
Fair value per SO																												€ 27.3
Bottom of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																											1 year
Bottom of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																											48.60%
Average life of SO																											5
Fair value per SO																											€ 27.4
Bottom of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																										1 year
Bottom of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																										48.00%
Average life of SO																										5
Discount rate																										(0.32%)
Fair value per SO																										€ 27.6
Bottom of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																									1 year
Bottom of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																									47.80%
Average life of SO																									5
Discount rate																									(0.11%)
Fair value per SO																									€ 29.4
Bottom of range [member] | Date of Grant 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																								1 year
Bottom of range [member] | Date of Grant 12/9/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																								47.70%
Average life of SO																								5
Discount rate																								(0.20%)
Fair value per SO																								€ 29.7
Bottom of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																							1 year
Bottom of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																							5
Discount rate																							(0.18%)
Fair value per SO																							€ 25.2
Bottom of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									1 year
Bottom of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO									5
Discount rate									0.19%
Fair value per SO									€ 13.42
Bottom of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								1 year
Bottom of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO								5
Discount rate								0.14%
Fair value per SO								€ 13.02
Bottom of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							1 year
Bottom of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO							5
Discount rate							0.17%
Fair value per SO							€ 13.85
Bottom of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						1 year
Bottom of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO						5
Discount rate						0.27%
Fair value per SO						€ 17.39
Bottom of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year
Bottom of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO					5
Discount rate					0.37%
Fair value per SO					€ 12.12
Bottom of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				1 year
Bottom of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO				5
Discount rate				0.29%
Fair value per SO				€ 11.18
Bottom of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Bottom of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO	5
Discount rate	0.26%
Fair value per SO	€ 11.57
Bottom of range [member] | Grant Date 6/9/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											1 year
Bottom of range [member] | Grant Date 6/9/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO											5
Discount rate											0.21%
Fair value per SO											€ 15.65
Bottom of range [member] | Grant Date 11/29/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year
Bottom of range [member] | Grant Date 11/29/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO			5
Discount rate			0.27%
Fair value per SO			€ 11.08
Bottom of range [member] | Grant Date 12/12/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year
Bottom of range [member] | Grant Date 12/12/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO		5
Discount rate		0.27%
Fair value per SO		€ 12.09
Bottom of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																						1 year
Bottom of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																						5
Discount rate																						(0.17%)
Fair value per SO																						€ 23.9
Bottom of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																					1 year
Bottom of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																					5
Discount rate																					0.21%
Fair value per SO																					€ 23.6
Bottom of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				1 year
Bottom of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																				5
Discount rate																				0.02%
Fair value per SO																				€ 21.2
Bottom of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			1 year
Bottom of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																			5
Discount rate																			(0.21%)
Fair value per SO																			€ 20.8
Bottom of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			1 year
Bottom of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																			5
Discount rate																			(0.21%)
Fair value per SO																			€ 20.4
Bottom of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																		1 year
Bottom of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																		5
Discount rate																		0.01%
Fair value per SO																		€ 25.3
Bottom of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																	1 year
Bottom of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																	5
Discount rate																	(0.14%)
Fair value per SO																	€ 24.3
Bottom of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																1 year
Bottom of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																5
Discount rate																(0.23%)
Fair value per SO																€ 12.9
Bottom of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																1 year
Bottom of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																5
Discount rate																(0.23%)
Fair value per SO																€ 13.5
Bottom of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															1 year
Bottom of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO															5
Discount rate															0.32%
Fair value per SO															€ 18.1
Bottom of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													1 year
Bottom of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO													5
Discount rate													0.35%
Fair value per SO													€ 16.3
Bottom of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												1 year
Bottom of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO												5
Discount rate												0.41%
Fair value per SO												€ 17.2
Bottom of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										1 year
Bottom of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO										5
Discount rate										0.23%
Fair value per SO										€ 13.8
Top of range [member] | Grant Date 6/23/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																		4 years
Top of range [member] | Date of Grant 11/19/2015 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																	4 years
Top of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																																4 years
Top of range [member] | Grant Date 1/4/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																																49.80%
Average life of SO																																7
Fair value per SO																																€ 32.6
Top of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																															4 years
Top of range [member] | Grant Date 4/21/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																															50.70%
Average life of SO																															7
Fair value per SO																															€ 30.9
Top of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																														4 years
Top of range [member] | Grant Date 5/2/16 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																														50.60%
Average life of SO																														7
Fair value per SO																														€ 28.8
Top of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																													4 years
Top of range [member] | Date of Grant 06/21/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																													50.30%
Average life of SO																													7
Fair value per SO																													€ 25.5
Top of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																												4 years
Top of range [member] | Grant Date 8/1/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																												49.80%
Average life of SO																												7
Fair value per SO																												€ 29.9
Top of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																											4 years
Top of range [member] | Grant Date 9/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																											49.40%
Average life of SO																											7
Fair value per SO																											€ 30.1
Top of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																										4 years
Top of range [member] | Grant Date 10/17/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																										48.90%
Average life of SO																										7
Discount rate																										(0.15%)
Fair value per SO																										€ 30.6
Top of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																									4 years
Top of range [member] | Grant Date 11/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																									48.80%
Average life of SO																									7
Discount rate																									0.16%
Fair value per SO																									€ 32.7
Top of range [member] | Date of Grant 12/9/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																								4 years
Top of range [member] | Date of Grant 12/9/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility																								48.50%
Average life of SO																								7
Discount rate																								0.18%
Fair value per SO																								€ 33.4
Top of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																							4 years
Top of range [member] | Grant Date 12/15/2016 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																							7
Discount rate																							0.16%
Fair value per SO																							€ 28.7
Top of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									4 years
Top of range [member] | Grant Date 6/22/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO									7
Fair value per SO									€ 15.11
Top of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								4 years
Top of range [member] | Grant Date 7/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO								7
Fair value per SO								€ 14.59
Top of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)							4 years
Top of range [member] | Grant Date 8/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO							7
Fair value per SO							€ 15.43
Top of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)						4 years
Top of range [member] | Grant Date 9/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO						7
Fair value per SO						€ 19.37
Top of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					4 years
Top of range [member] | Grant Date 10/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO					7
Fair value per SO					€ 13.78
Top of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)				4 years
Top of range [member] | Grant Date 11/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO				7
Fair value per SO				€ 12.66
Top of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Top of range [member] | Grant Date 12/17/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO	7
Fair value per SO	€ 12.88
Top of range [member] | Grant Date 6/9/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											4 years
Top of range [member] | Grant Date 6/9/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO											7
Fair value per SO											€ 17.43
Top of range [member] | Grant Date 11/29/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			4 years
Top of range [member] | Grant Date 11/29/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO			7
Fair value per SO			€ 12.47
Top of range [member] | Grant Date 12/12/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		4 years
Top of range [member] | Grant Date 12/12/2018 [member] | Black and Scholes Method [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO		7
Fair value per SO		€ 13.46
Top of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																						4 years
Top of range [member] | Date of Grant 1/16/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																						7
Discount rate																						0.19%
Fair value per SO																						€ 27.20
Top of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																					4 years
Top of range [member] | Grant Date 3/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																					7
Discount rate																					0.61%
Fair value per SO																					€ 27.10
Top of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				4 years
Top of range [member] | Date of Grant 4/18/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																				7
Discount rate																				0.39%
Fair value per SO																				€ 24.20
Top of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			4 years
Top of range [member] | Date of Grant 06/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																			7
Discount rate																			0.07%
Fair value per SO																			€ 23.60
Top of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			4 years
Top of range [member] | Grant Date 6/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																			7
Discount rate																			0.07%
Fair value per SO																			€ 23.22
Top of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																		4 years
Top of range [member] | Date of Grant 7/17/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																		7
Discount rate																		0.34%
Fair value per SO																		€ 28.20
Top of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																	4 years
Top of range [member] | Grant Date 9/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																	7
Discount rate																	0.19%
Fair value per SO																	€ 27.80
Top of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																4 years
Top of range [member] | Grant Date 12/5/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																7
Discount rate																0.07%
Fair value per SO																€ 14.7
Top of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																4 years
Top of range [member] | Grant Date 12/15/2017 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO																7
Discount rate																0.07%
Fair value per SO																€ 15.4
Top of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															4 years
Top of range [member] | Grant Date 1/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO															7
Fair value per SO															€ 20.2
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													4 years
Top of range [member] | Grant Date 4/16/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO													7
Fair value per SO													€ 18.2
Top of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												4 years
Top of range [member] | Grant Date 5/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO												7
Fair value per SO												€ 19.2
Top of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										4 years
Top of range [member] | Grant Date 6/15/2018 [member] | Share Option [member] | Black and Scholes Method [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of SO										7
Fair value per SO										€ 15.6